Subsequent Events	7 Months Ended	9 Months Ended
	Dec. 31, 2020	Sep. 30, 2021
Subsequent Events [Abstract]
Subsequent Events
NOTE 12. SUBSEQUENT EVENTS
On October 13, 2021, the Company entered into a Business Combination Agreement and Plan of Reorganization (the “Business Combination Agreement”) with Showstop Merger Sub I Inc., a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub One”), Showstop Merger Sub II LLC, a Delaware limited liability company and a wholly-owned subsidiary of the Company (“Merger Sub Two”), and SeatGeek, Inc., a Delaware corporation (“SeatGeek”), as fully disclosed in a Current Report on Form 8-K filed with the SEC on October 13, 2021.
The Transactions
The Business Combination Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Business Combination Agreement, the “Business Combination”):

(i)
On the business day immediately prior to the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), subject to the approval of RedBall’s shareholders, and in accordance with the General Corporation Law of the State of Delaware, as amended (“DGCL”), the Cayman Islands Companies Act (as amended) (the “CICL”) and the Company’s Amended and Restated Memorandum and Articles of Association (as may be amended from time to time, the “Cayman Constitutional Documents”), RedBall will effect a deregistration under the CICL by way of continuation and domestication under Section 388 of the DGCL (such deregistration by way of continuation and domestication, the “Domestication” and RedBall, immediately after the Domestication, “New SeatGeek”), by filing an application to de-register RedBall with the Registrar of Companies of the Cayman Islands and filing a Certificate of Corporate Domestication and a Certificate of Incorporation (such Certificate of Incorporation governing the registration of New SeatGeek in the State of Delaware as a corporation, the “Certificate of Incorporation”) with the Delaware Secretary of State, as a result of which, among other things, (a) the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware, (b) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of RedBall (the “RedBall Class A Ordinary Shares”), will convert automatically, on a one-for-one basis, into a share of ordinary share, par value $0.0001, per share of New SeatGeek (after its Domestication) (the “New SeatGeek common stock”), (c) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one basis, into a share of New SeatGeek common stock, (d) each then issued and outstanding warrant of RedBall to acquire RedBall Class A Ordinary Shares will convert automatically into a redeemable warrant to acquire one share of New SeatGeek common stock (“New SeatGeek Warrant”), (e) each then issued and outstanding unit of RedBall (the “RedBall Units”) will be separated and converted automatically into one share of New SeatGeek common stock and one-third of one New SeatGeek Warrant to acquire one share of New SeatGeek common stock and (f) the name of the Company will be changed to “SeatGeek, Inc.”;

(ii)
Immediately prior to the First Effective Time (as defined below), (a) each share of the Series A Preferred Stock, Series A-1 Preferred Stock, Series A-2 Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series D-1 Preferred Stock of SeatGeek that is issued and outstanding immediately prior to the First Effective Time will be automatically converted into (i) a number of shares of SeatGeek common stock, par value $0.001 per share, of SeatGeek (the “SeatGeek common stock”) at the then-effective conversion rate and (ii) a number of shares of SeatGeek common stock issuable with respect to any accrued dividends, in each case, in accordance with the terms of the SeatGeek Certificate of Incorporation (such conversion, the “SeatGeek Preferred Conversion”);

(iii)
At the Closing (which shall be one business day immediately following the Domestication), upon the terms and subject to the conditions of the Business Combination Agreement, (x) in accordance with the DGCL, Merger Sub One will merge with and into SeatGeek, the separate corporate existence of Merger Sub One will cease and SeatGeek will be the surviving corporation and a wholly-owned subsidiary of RedBall (the “First Merger”);

(iv)
Upon the effective time of the First Merger (the “First Effective Time”) as a result of the First Merger, among other things, all outstanding shares of SeatGeek common stock (after giving effect to the SeatGeek Preferred Conversion) as of immediately prior to the First Effective Time, will be cancelled in exchange for the right to receive the applicable pro rata portion of (x) a contingent right to receive up to 35 million
shares of New SeatGeek common stock issued pursuant to an earnout, (y) up to $50 million of cash, subject to certain adjustments (the “Aggregate Cash Consideration”) and (z) a number of shares of New SeatGeek common stock (as defined below) equal to $1.281 billion minus the Aggregate Cash Consideration;

(v)
Upon the First Effective Time, among other things, all warrants for, options to purchase and restricted stock units for shares of SeatGeek common stock outstanding as of immediately prior to the First Merger will be converted into warrants for, options to purchase and restricted stock units for shares of New SeatGeek common stock;

(vi)
Immediately following the First Effective Time, SeatGeek, as the surviving corporation of the First Merger, will merge with and into Merger Sub Two (the “Second Merger” and together with the First Merger, the “Mergers”) with Merger Sub Two continuing as the surviving entity as a wholly owned subsidiary of New SeatGeek; and

(vii)
Upon the effective time of the Second Merger (the “Second Effective Time”), (i) all outstanding shares of SeatGeek, as the surviving corporation of the First Merger, as of immediately prior to the Second Effective Time, will no longer be outstanding and will automatically be cancelled and the outstanding membership interests of Merger Sub Two, as of immediately prior to the Second Effective Time will remain outstanding as membership interest of the surviving entity and will not be affected by the Second Merger and (ii) the operating agreement of Merger Sub Two will be amended and restated in its entirety to read as set forth in the surviving entity operating agreement attached to the Business Combination Agreement as an exhibit.

The Board of Directors of RedBall has unanimously (i) approved and declared advisable the Business Combination Agreement, the Business Combination and the other transactions contemplated thereby, including the Domestication, and (ii) resolved to recommend approval of the Business Combination Agreement and related matters by the shareholders of RedBall. The obligations of the parties to consummate the transactions contemplated by the Business Combination Agreement are subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of RedBall and SeatGeek, (ii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act, (iii) the absence of any injunctions or laws prohibiting the transactions, (iii) effectiveness of the proxy / registration statement on
F
orm S-4 to be filed by RedBall in connection with the Business Combination, (iv) receipt of approval for listing on The New York Stock Exchange (“NYSE”) for the shares of New SeatGeek common stock to be issued in connection with the Merger, and (v) that the Company have at least $5,000,001 of net tangible assets upon Closing.
Concurrently with the execution of the Business Combination Agreement, RedBall entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 9,050,000 shares of the New SeatGeek Common Stock for an aggregate purchase price equal to $90.5 million (the “PIPE Investment”). In addition, for each subscribed share of the New SeatGeek Common Stock purchased by the PIPE Investors, the PIPE Investors will receive from New SeatGeek one-third of one warrant to purchase one whole share of Common Stock at an exercise price of $11.50 per share and with terms substantially similar to the redeemable warrants included as part of the RedBall’s Units issued in the IPO. In addition, concurrently with the execution of the Merger Agreement, Sponsor entered into a backstop subscription agreement (the “Backstop Subscription Agreement”) with RedBall, pursuant to which, on the terms and subject to the conditions set forth therein, the Sponsor has committed to purchase, following the Domestication and prior to the Closing, shares of New SeatGeek Common Stock, in a private placement for a purchase price of $10.00 per share, up to an aggregate of $65 million, to backstop certain redemptions by RedBall shareholders. In addition, the Sponsor has also agreed to forfeit 1,000,000 shares of New SeatGeek common stock upon the Closing, and to subject 7,187,500 shares issued and outstanding of New SeatGeek Common Stock, which are comprised of two separate tranches of 3,593,750 shares per tranche, to potential forfeiture to New SeatGeek for no consideration until the occurrence of the certain earnout vesting conditions.
Forward Purchase Agreements
The Company entered into forward purchase agreements pursuant to which the forward purchase parties, affiliates of our Sponsor, agreed to purchase an aggregate of $
100.0
million of forward purchase shares for $
10.00
per share in private placements in connection with an initial business combination, subject to a consent right. In connection with the Business Combination, the forward purchase parties elected to not purchase the forward purchase shares and therefore, no forward purchase shares will be issued and sold.
The Company evaluated subsequent events and transactions that occurred after the balance sheet date up to the date the financial statements were issued. Based upon this review, the Company did not identify any other subsequent events, other than the restatements disclosed in Note 2, that would have required adjustment or disclosure in the financial statements.

NOTE 10. SUBSEQUENT EVENTS
On October 13, 2021, the Company entered into a Business Combination Agreement and Plan of Reorganization (the “Business Combination Agreement”) with Showstop Merger Sub I Inc. a Delaware corporation and a wholly-owned subsidiary of the Company (“Merger Sub One”), Showstop Merger Sub II LLC, a Delaware limited liability company and a wholly-owned subsidiary of the Company (“Merger Sub Two”), and SeatGeek, Inc., a Delaware corporation (“SeatGeek”), as fully disclosed in a Current Report on Form
8-K
filed with the SEC on October 13, 2021.
The Transactions
The Business Combination Agreement provides that, among other things and upon the terms and subject to the conditions thereof, the following transactions will occur (together with the other agreements and transactions contemplated by the Business Combination Agreement, the “Business Combination”):
(i)
On the business day immediately prior to the closing of the transactions contemplated by the Business Combination Agreement (the “Closing”), subject to the approval of RedBall’s shareholders, and in accordance with the General Corporation Law of the State of Delaware, as amended (“DGCL”), the Cayman Islands Companies Act (as amended) (the “CICL”) and the Company’s Amended and Restated Memorandum and Articles of Association (as may be amended from time to time, the “Cayman Constitutional Documents”), RedBall will effect a deregistration under the CICL by way of continuation and domestication under Section 388 of the DGCL (such deregistration by way of continuation and domestication, the “Domestication” and RedBall, immediately after the Domestication, “New SeatGeek”), by filing an application to de-register
RedBall with the Registrar of Companies of the Cayman Islands and filing a Certificate of Corporate Domestication and a Certificate of Incorporation (such Certificate of Incorporation governing the registration of New SeatGeek in the State of Delaware as a corporation, the “Certificate of Incorporation”) with the Delaware Secretary of State, as a result of which, among other things, (a) the Company’s jurisdiction of incorporation will be changed from the Cayman Islands to the State of Delaware, (b) each of the then issued and outstanding Class A ordinary shares, par value $0.0001 per share, of RedBall (the “RedBall Class A Ordinary Shares”), will convert automatically, on a one-for-one basis,
into a share of ordinary share, par value $0.0001, per share of New SeatGeek (after its Domestication) (the “New SeatGeek common stock”), (c) each of the then issued and outstanding Class B ordinary shares, par value $0.0001 per share, of the Company, will convert automatically, on a one-for-one basis,
into a share of New SeatGeek common stock, (d) each then issued and outstanding warrant of RedBall to acquire RedBall Class A Ordinary Shares will convert automatically into a redeemable warrant to acquire one share of New SeatGeek common stock (“New SeatGeek Warrant”), (e) each then issued and outstanding unit of RedBall (the “RedBall
Units”) will be separated and converted automatically into one share of New SeatGeek common stock and one-third of
one New SeatGeek Warrant to acquire one share of New SeatGeek common stock and (f) the name of the Company will be changed to “SeatGeek, Inc.”;

(ii)
Immediately prior to the First Effective Time (as defined below), (a) each share of the Series A Preferred Stock, Series
A-1
Preferred Stock,
Series
A-2
Preferred Stock, Series B Preferred Stock, Series C Preferred Stock, Series D Preferred Stock and Series
D-1
Preferred Stock of SeatGeek that is issued and outstanding immediately prior to the First Effective Time will be automatically converted into (i) a number of shares of SeatGeek common stock, par value $0.001 per share, of SeatGeek (the “SeatGeek common stock”) at the then-effective conversion rate and (ii) a number of shares of SeatGeek common stock issuable with respect to any accrued dividends, in each case, in accordance with the terms of the SeatGeek Certificate of Incorporation (such conversion, the “SeatGeek Preferred Conversion”);

(iii)
At the Closing (which shall be one business day immediately following the Domestication), upon the terms and subject to the conditions of the Business Combination Agreement, (x) in accordance with the DGCL, Merger Sub One will merge with and into SeatGeek, the separate corporate existence of Merger Sub One will cease and SeatGeek will be the surviving corporation and a wholly-owned subsidiary of RedBall (the “First Merger”);

(iv)
Upon the effective time of the First Merger (the “First Effective Time”) as a result of the First Merger, among other things, all outstanding shares of SeatGeek common stock (after giving effect to the SeatGeek Preferred Conversion) as of immediately prior to the First Effective Time, will be cancelled in exchange for the right to receive the applicable pro rata portion of (x) a contingent right to receive up to 35 million
shares of New SeatGeek common stock issued pursuant to an earnout, (y) up to $50 million of cash, subject to certain adjustments (the “Aggregate Cash Consideration”) and (z) a number of shares of New SeatGeek common stock (as defined below) equal to $1.281 billion minus
the Aggregate Cash Consideration;

(v)
Upon the First Effective Time, among other things, all warrants for, options to purchase and restricted stock units for shares of SeatGeek common stock outstanding as of immediately prior to the First Merger will be converted into warrants for, options to purchase and restricted stock units for shares of New SeatGeek common stock;

(vi)
Immediately following the First Effective Time, SeatGeek, as the surviving corporation of the First Merger, will merge with and into Merger Sub Two (the “Second Merger” and together with the First Merger, the “Mergers”) with Merger Sub Two continuing as the surviving entity as a wholly owned subsidiary of New SeatGeek; and

(vii)
Upon the effective time of the Second Merger (the “Second Effective Time”), (i) all outstanding shares of SeatGeek, as the surviving corporation of the First Merger, as of immediately prior to the Second Effective

Time, will no longer be outstanding and will automatically be cancelled and the outstanding membership interests of Merger Sub Two, as of immediately prior to the Second Effective Time will remain outstanding as membership interest of the surviving entity and will not be affected by the Second Merger and (ii) the operating agreement of Merger Sub Two will be amended and restated in its entirety to read as set forth in the surviving entity operating agreement attached to the Business Combination Agreement as an exhibit.

The Board of Directors of RedBall has unanimously (i) approved and declared advisable the Business Combination Agreement, the Business Combination and the other transactions contemplated thereby, including the Domestication, and (ii) resolved to recommend approval of the Business Combination Agreement and related matters by the shareholders of RedBall.
The obligations of the parties to consummate the transactions contemplated by the Business Combination Agreement are subject to the satisfaction or waiver of certain customary closing conditions, including, among others, (i) approval of the Business Combination and related agreements and transactions by the respective shareholders of RedBall and SeatGeek, (ii) expiration or termination of the waiting period under the Hart-Scott-Rodino Antitrust Improvements Act, (iii) the absence of any injunctions or laws prohibiting the transactions,
(iii) effectiveness of the proxy / registration statement on Form
S-4
to be filed by RedBall in connection with the Business Combination, (iv) receipt of approval for listing on The New York Stock Exchange (“NYSE”) for the shares of New SeatGeek common stock to be issued in connection with the Merger, and (v) that the Company have at least $5,000,001 of net tangible assets upon Closing.
Concurrently with the execution of the Business Combination Agreement, RedBall entered into subscription agreements (the “Subscription Agreements”) with certain investors (collectively, the “PIPE Investors”), pursuant to, and on the terms and subject to the conditions of which, the PIPE Investors have collectively subscribed for 9,050,000 shares of the New SeatGeek Common Stock for an aggregate purchase price equal to $90.5 million (the “PIPE Investment”). In addition, for each subscribed share of the New SeatGeek Common Stock purchased by the PIPE Investors, the PIPE Investors will receive from New SeatGeek one-third
of one warrant to purchase one whole share of Common Stock at an exercise price of $11.50 per share and with terms substantially similar to the redeemable warrants included as part of the RedBall’s Units issued in the IPO.
In addition, concurrently with the execution of the Merger Agreement, Sponsor entered into a backstop subscription agreement (the “Backstop Subscription Agreement”) with RedBall, pursuant to which, on the terms and subject to the conditions set forth therein, the Sponsor has committed to purchase, following the Domestication and prior to the Closing, shares of New SeatGeek Common Stock, in a private placement for a purchase price of $10.00 per share, up to an aggregate of $65 million, to backstop certain redemptions by RedBall shareholders. In addition, the Sponsor has also agreed to forfeit 1,000,000 shares of New SeatGeek common stock upon the Closing, and to subject 7,187,500 shares issued and outstanding of New SeatGeek Common Stock, which are comprised of two separate tranches of 3,593,750 shares per tranche, to potential forfeiture to New SeatGeek for no consideration until the occurrence of the certain earnout vesting conditions.
Forward Purchase Agreements
We entered into forward purchase agreements pursuant to which the forward purchase parties, affiliates of our Sponsor, agreed to purchase an aggregate of $100.0 million of forward purchase shares for $10.00 per share in private placements in connection with an initial business combination, subject to a consent right. In connection with the Business Combination, the forward purchase parties elected to not purchase the forward purchase shares and therefore, no forward purchase shares will be issued and sold.
The Company evaluated subsequent events and transactions that occurred after the unaudited condensed balance sheet date up to the date the unaudited condensed financial statements were available to be issued. Based upon this review, the Company did not identify any other subsequent events that would have required adjustment or disclosure in the unaudited condensed financial statements which have not previously been disclosed within the unaudited condensed financial statements.